Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Right of use, beginning	$ 1,359
Additions and contact modifications	83
Depreciation	(187)
Deconsolidation of VODC	(525)
Translation adjustment	(74)
Right of use, ending	660
Acquisition of Alianca Energia	4
Ports [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	628
Additions and contact modifications	3
Depreciation	(44)
Deconsolidation of VODC	(525)
Translation adjustment	(11)
Right of use, ending	51
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	415
Additions and contact modifications
Depreciation	(62)
Right of use, ending	353
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	193
Additions and contact modifications
Depreciation	(48)
Translation adjustment	(36)
Right of use, ending	109
Properties [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	80
Additions and contact modifications	49
Depreciation	(20)
Translation adjustment	(19)
Right of use, ending	94
Acquisition of Alianca Energia	4
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	34
Additions and contact modifications
Depreciation	(5)
Translation adjustment	(1)
Right of use, ending	28
Other [Member]
IfrsStatementLineItems [Line Items]
Right of use, beginning	9
Additions and contact modifications	31
Depreciation	(8)
Translation adjustment	(7)
Right of use, ending	$ 25